SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Liabilities
Right of use assets	$ 212,316	$ 1,658,382	$ 3,553,677
Operating lease liabilities current	223,574	1,746,317	1,904,725
Operating lease liabilities non current			1,746,317
Total operating lease liabilities	$ 223,574	$ 1,746,317	$ 3,651,042